Segment Information	3 Months Ended
Mar. 31, 2012
Segment Information [Abstract]
Segment Information

(8)   Segment Information

The Company is organized into four reportable segments: the Company and its banking and Florida trust subsidiaries (Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC and its subsidiaries (OBS). These have been segmented due to differences in their distribution channels, the volatility of their earnings, and internal and external financial reporting requirements. The interim period reportable segment information for the three-month periods ended March 31, 2012 and 2011 follows (dollars in thousands).

Three months ended March 31,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,193	2	3	-	(5)	16,193
Non-interest income	5,760	1,284	885	591	(338)	8,182

Total revenues	21,953	1,286	888	591	(343)	24,375

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	46	-	157	-	-	203
Other operating expenses	16,148	741	761	470	(179)	17,941

Total expenses	17,344	741	918	470	(179)	19,294

Income (loss) before tax	4,609	545	(30)	121	(164)	5,081
Income tax	1,510	215	(7)	-	(208)	1,510
Net income attributable to noncontrolling interests
and Canandaigua National Corporation	3,099	330	(23)	121	44	3,571
Less: Net income attributable to noncontrolling interests	-	-	-	42	-	42
Net income attributable to
Canandaigua National Corporation	$3,099	330	(23)	79	44	3,529

Total identifiable assets	$1,773,882	10,198	16,432	15,874	(17,004)	1,799,382

Three months ended March 31,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$14,823	3	3	(6)	14,823
Non-interest income	6,022	736	1,037	(603)	7,192

Total revenues	20,845	739	1,040	(609)	22,015

Provision for loan losses	750	-	-	-	750
Intangible amortization	50	-	172	-	222
Other operating expenses	13,956	571	744	(172)	15,099

Total expenses	14,756	571	916	(172)	16,071

Income (loss) before tax	6,089	168	124	(437)	5,944
Income tax	1,605	64	45	(109)	1,605

Net income (loss)	$4,484	104	79	(328)	4,339

Total identifiable assets	$1,696,785	6,603	16,582	(8,646)	1,711,324